Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [Abstract]
Trade and Other Payables

	2024 US$’000	2023 US$’000
Trade payables
- related parties(1)	27,046	22,045
- non-related parties(1)	166,384	223,536
Accrued operating expenses	118,153	114,801
Other payables
- related corporations(1)	32	23,567
- non-related parties(1)	1,224	1,529
	312,839	385,478
Analysed as:
Current	312,839	385,478
	312,839	385,478

(1)
Certain balances have been revised for immaterial errors in prior year classifications of trade payables and other payables. US$19.4 million has been reclassified to trade payables - non-related parties from other payables - non-related parties and US$22.0 million has been reclassified to trade payables - related parties, comprising US$15.8 million from trade payables - non-related parties and US$6.2 million from other payables - related corporations.